Investment in Affiliate - Schedule of Summarized Statement of Operation (Details) - Wellution [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarized of Statement of Operation [Line Items]
Revenues	$ (2,137)	$ (856)	$ (1,306)
Cost of revenues	1,409	670	1,461
Impairment of intangible asset	1,042	115	1,344
General and administrative	748	416	578
Sales and marketing	468	142	365
Taxes on income	22		(21)
Net loss	$ 1,552	$ 488	$ 2,421